Investments	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Investments
Investments
Income Statement
Investment Income. The following table summarizes investment income for the twelve months ended December 31, 2019, 2018 and 2017:

	For the Twelve Months Ended
	December 31, 2019	December 31, 2018	December 31, 2017
	($ in millions)
Fixed income securities — Available for sale	$128.2	$134.1	$133.3
Fixed income securities — Trading	42.0	49.6	44.0
Short-term investments — Available for sale	2.3	1.4	0.4
Short-term investments — Trading	2.5	0.4	0.8
Fixed term deposits (included in cash and cash equivalents)	19.5	14.2	6.2
Equity securities — Trading	—	2.1	13.6
Catastrophe bonds — Trading	2.3	2.8	1.8
Privately-held investments — Trading	3.4	—	—
Other investments, at fair value	8.9	2.5	—
Total	209.1	207.1	200.1
Investment expenses	(11.8)	(8.9)	(11.1)
Net investment income	$197.3	$198.2	$189.0

The following table summarizes the net realized and unrealized investment gains and losses recorded in the statement of operations and the change in unrealized gains and losses on investments recorded in other comprehensive income for the twelve months ended December 31, 2019, 2018 and 2017:

	For the Twelve Months Ended
	December 31, 2019	December 31, 2018	December 31, 2017
	($ in millions)
Available for sale:
Fixed income securities — gross realized gains	$14.4	$6.4	$10.2
Fixed income securities — gross realized (losses)	(7.3)	(11.4)	(6.6)
Short-term investments — gross realized gains	—	—	0.1
Cash and cash equivalents — gross realized gains	0.1	0.3	0.4
Cash and cash equivalents — gross realized (losses)	(0.2)	(0.5)	(0.1)
Other-than-temporary impairments	—	—	(0.7)
Trading:
Fixed income securities — gross realized gains	34.3	4.6	9.7
Fixed income securities — gross realized (losses)	(2.6)	(25.0)	(4.5)
Short-term investments — gross realized gains	—	0.1	2.7
Short-term investments — gross realized (losses)	—	(4.2)	—
Cash and cash equivalents — gross realized gains	—	1.5	1.3
Cash and cash equivalents — gross realized (losses)	(0.3)	(0.3)	—
Equity securities — gross realized gains	—	94.5	59.0
Equity securities — gross realized (losses)	—	(20.1)	(13.7)
Privately-held investments — gross realized (losses)	(0.2)	—	—
Catastrophe bonds — net unrealized gains/(losses)	0.9	2.2	(2.4)
Net change in gross unrealized gains / losses	47.2	(112.1)	60.3
Investments — equity method:
Gross realized and unrealized (loss) in MVI	(0.1)	(0.2)	(0.1)
Gross unrealized gain in Chaspark	—	—	0.9
Gross realized and unrealized (loss) gain in Digital Risk	(0.2)	0.4	—
Gross realized and unrealized (loss) in Bene	—	(0.9)	(0.3)
Gross realized gain on sale of AgriLogic	—	—	4.3
Total net realized and unrealized investment gains/(losses) recorded in the statement of operations	$86.2	$(64.7)	$120.5

Change in available for sale net unrealized gain/(losses):
Fixed income securities	164.9	(81.3)	(14.8)
Change in taxes	(13.6)	4.8	2.0
Total change in net unrealized gains/(losses), net of taxes recorded in other comprehensive income	$151.3	$(76.5)	$(12.8)

Balance Sheet
Fixed Income Securities and Short-Term Investments — Available For Sale. The following tables present the cost or amortized cost, gross unrealized gains and losses and estimated fair market value of available for sale investments in fixed income securities and short-term investments as at December 31, 2019 and December 31, 2018:

	As at December 31, 2019
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Market Value
	($ in millions)
U.S. government	$1,383.2	$31.3	$(1.4)	$1,413.1
U.S. agency	38.7	0.9	—	39.6
Municipal	47.8	2.9	—	50.7
Corporate	1,905.6	54.8	(0.6)	1,959.8
Non-U.S. government-backed corporate	86.1	0.5	(0.1)	86.5
Non-U.S. government	324.7	4.5	(0.4)	328.8
Asset-backed	0.2	—	—	0.2
Non-agency commercial mortgage-backed	6.7	—	(0.2)	6.5
Agency mortgage-backed	1,052.2	21.9	(1.1)	1,073.0
Total fixed income securities — Available for sale	4,845.2	116.8	(3.8)	4,958.2
Total short-term investments — Available for sale	117.6	—	—	117.6
Total	$4,962.8	$116.8	$(3.8)	$5,075.8

	As at December 31, 2018
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Market Value
	($ in millions)
U.S. government	$1,413.5	$6.8	$(16.1)	$1,404.2
U.S. agency	47.7	0.1	(0.4)	47.4
Municipal	46.7	1.3	(0.8)	47.2
Corporate	2,238.9	7.8	(40.5)	2,206.2
Non-U.S. government-backed corporate	93.2	0.2	(0.2)	93.2
Non-U.S. government	399.8	3.6	(0.8)	402.6
Asset-backed	17.4	—	(0.1)	17.3
Agency mortgage-backed	1,025.1	6.5	(19.0)	1,012.6
Total fixed income securities — Available for sale	5,282.3	26.3	(77.9)	5,230.7
Total short-term investments — Available for sale	105.6	—	—	105.6
Total	$5,387.9	$26.3	$(77.9)	$5,336.3

Fixed Income Securities, Short Term Investments, Equities, Catastrophe Bonds and Privately-held Investments — Trading. The following tables present the cost or amortized cost, gross unrealized gains and losses, and estimated fair market value of trading investments in fixed income securities, short-term investments, equity securities, catastrophe bonds and privately-held investments as at December 31, 2019 and December 31, 2018:

	As at December 31, 2019
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Market Value
	($ in millions)
Fixed Income Securities — Trading
U.S. government	$183.3	$1.8	$(0.1)	$185.0
Municipal	3.1	0.1	—	3.2
Corporate	231.7	11.6	(0.1)	243.2
Non-U.S. government	143.9	7.4	(0.1)	151.2
Asset-backed	491.7	2.4	(1.7)	492.4
Agency mortgage-backed	52.9	0.9	—	53.8
Total fixed income securities — Trading	1,106.6	24.2	(2.0)	1,128.8
Short-term investments — Trading	79.2	—	—	79.2
Catastrophe bonds — Trading	29.4	—	(0.8)	28.6
Privately-held investments — Trading
Commercial mortgage loans	$156.3	$0.3	$—	$156.6
Middle market loans	111.7	0.2	(0.2)	111.7
Asset-backed securities	8.7	—	—	8.7
Equity securities	2.5	0.2	—	2.7
Total privately-held investments — Trading	279.2	0.7	(0.2)	279.7
Total Investments — Trading	$1,494.4	$24.9	$(3.0)	$1,516.3

	As at December 31, 2018
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Market Value
	($ in millions)
Fixed Income Securities — Trading
U.S. government	$146.6	$1.6	$(0.5)	$147.7
Municipal	2.8	—	(0.1)	2.7
Corporate	734.2	2.6	(16.6)	720.2
Non-U.S. government	268.7	1.9	(5.2)	265.4
Asset-backed	2.4	—	—	2.4
Agency mortgage-backed	50.3	0.2	(1.1)	49.4
Total fixed income securities — Trading	1,205.0	6.3	(23.5)	1,187.8
Short-term investments — Trading	9.5	—	—	9.5
Catastrophe bonds — Trading	37.9	0.1	(1.8)	36.2
Total Investments — Trading	$1,252.4	$6.4	$(25.3)	$1,233.5

The Company classifies the financial instruments listed above as held for trading because this most closely reflects the facts and circumstances of the investments held.
As at December 31, 2019, the Company had a 3.2% position in U.S Dollar BBB Emerging Market Debt and a 1.4% position in a real estate fund and a 3.6% position in MML and CML, representing in total 8.2% of our Managed Portfolio (December 31, 2018 — 5.8%).
Catastrophe bonds. The Company has invested in catastrophe bonds with a total value of $28.6 million as at December 31, 2019 (December 31, 2018 — $36.2 million). The bonds are either zero-coupon notes or receive quarterly interest payments based on variable interest rates with scheduled maturities ranging from 2019 to 2022. The redemption value of the bonds will adjust based on the occurrence or aggregate occurrence of a covered event, such as windstorms and earthquakes in the United States, Canada, the North Atlantic, South America, Europe, Japan or Australia.
Privately-held investments. The Company has invested in privately-held investments, which primarily include commercial mortgage loans of $156.6 million and middle market loans of $111.7 million as at December 31, 2019 (December 31, 2018 — privately-held investments of $Nil).
Commercial Mortgage Loans. The commercial mortgage loans are related to investments in properties including apartments, hotels, office and retail buildings, other commercial properties and industrial properties. The commercial mortgage loan portfolio is diversified by property type, geographic region and issuer to reduce risks. As part of our investment process, we evaluate factors such as size, property type, and security to determine that properties are performing at a consistent and acceptable level to secure the related debt.  The following table presents the type of commercial mortgage loans and geographic region as at December 31, 2019:

	As at December 31, 2019
	Net Carrying Value	Percentage of Total
	(in millions)	(%)
Property type

Apartment	$48.3	31%
Hotels	47.7	30
Office building	21.9	14
Other commercial	17.0	11
Retail	15.2	10
Industrial	6.5	4
Total commercial mortgage loans	$156.6	100%

Geographic Region
U.S.	$85.5	55%
International	71.1	45
Total commercial mortgage loans	$156.6	100%

The primary credit quality indicator of commercial mortgage loans is loan performance. Non-performing commercial mortgage loans are generally 90 days or more past due. As of December 31, 2019, all of our commercial mortgage loans were performing.  Loan-to-value and debt service coverage ratios are measures we use to assess the risk and quality of commercial mortgage loans. The loan-to-value ratio is expressed as a percentage of the value of the loan relative to the value of the underlying property. A loan-to-value ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The following table represents the loan-to-value ratio of the commercial mortgage loan portfolio as at December 31, 2019:

As at December 31, 2019
(in millions)
50% to 60%	$80.5
61% to 70%	35.5
71% to 80%	40.6
Commercial mortgage loans	$156.6

The debt-service coverage ratio is measured by a property’s net operating income as a multiple of its debt re-payments. A ratio of less than 1.0 reflects a property’s operations is not sufficient to cover its debt payments. The following table represents the debt-service coverage ratio of the commercial mortgage loan portfolio as at December 31, 2019:

As at December 31, 2019
(in millions)
Greater than 1.20x	$94.6
1.00 - 1.20x	48.3
Less than 1.00x	13.7
Commercial mortgage loans	$156.6

Middle Market Loans. The middle market loans are investments in senior secured loan positions with full covenants, focused on the middle market in both U.S. and Europe. The middle market loan portfolio is diversified by industry type, geographic region and issuer to reduce risks. As part of our investment process, we evaluate factors such as size, industry and security to determine that loans are performing at a consistent and acceptable level to secure the related debt.  The following table presents the type of middle market loans and geographic region as at December 31, 2019:

	December 31, 2019
	Net Carrying Value	Percentage of Total
	(in millions)	(%)
Industry type

Materials	$29.5	26%
Financials	22.2	20
Industrials	18.9	17
Consumer discretionary	14.2	13
Health care	8.2	7
Energy	7.4	7
Consumer staples	6.4	6
Information technology	4.9	4
Total middle market mortgage loans	$111.7	100%

Geographic Region
U.S.	$91.8	82%
International	19.9	18
Total middle market loans	$111.7	100%

The primary credit quality indicator of middle market loans is loan performance. Non-performing middle market loans are generally 90 days or more past due. As of December 31, 2019, all of our middle market loans were performing.   Loan-to-enterprise-value and fixed charge coverage ratios are measures we use to assess the risk and quality of middle market loans. The loan-to-enterprise-value ratio is expressed as a percentage of the value of the loan relative to the value of the business. A loan-to-enterprise-value ratio in excess of 100% indicates the unpaid loan amount exceeds the value of the underlying business. The following table represents the loan-to-enterprise-value ratio of the middle market loan portfolio as at December 31, 2019:

As at December 31, 2019
(in millions)
Less than 50%	$90.6
50% to 60%	21.1
Middle market loans	$111.7

The fixed charge coverage ratio, based upon the most recent financial statements, is expressed as a percentage of a firm’s earnings plus fixed charges to its fixed charges. Fixed charges include debt repayments, interest and equipment lease expenses. A fixed charge coverage ratio of less than 1.0 indicates a firm’s operations do not generate enough income to cover its fixed charges. The following represents the fixed charge coverage ratio of the middle market loan portfolio as at December 31, 2019

As at December 31, 2019
(in millions)
Greater than 1.20x	$68.4
1.00 - 1.20x	25.5
Less than 1.00x	17.8
Middle market loans	$111.7

Asset-backed securities. Our asset-backed securities portfolio of privately-held investments consists of a single non-U.S. based issuer that issues fixed rate notes that are backed by future flows from international credit card companies and this security is performing.
Equity securities. Our equity securities portfolio of privately-held investments consists of a single non-U.S. based issuer that is a special purpose vehicle designed to grant a first lien right to the underlying senior notes within the structure.  The underlying issuer is a financial services lender to middle market companies and this security is performing.
Investments — Equity Method. In January 2015, the Company, along with seven other insurance companies, established a micro-insurance venture consortium and micro-insurance incubator (“MVI”) domiciled in Bermuda. The MVI is a social impact organization that provides micro-insurance products to assist global emerging consumers. The Company’s initial investment in the MVI was $0.8 million. The Company made an additional investment of $0.1 million in the twelve months ended December 31, 2017 and a further investment of $0.2 million in the twelve months ended December 31, 2018.
On September 25, 2012, the Company established a subsidiary, Aspen Recoveries Limited, to take ownership of a 58.5% shareholding in Chaspark Maritime Holdings Ltd., a Singaporean registered company (“Chaspark”), with the remaining shareholding owned by other insurers. The shareholding in Chaspark represented the interest in subrogation rights arising on a contract frustration claim settlement. On March 10, 2017, Aspen Recoveries Limited received cash of $9.3 million as settlement of its share of subrogation assets held by Chaspark. In the twelve months ended December 31, 2017, the change in the value of the Company’s investment in Chaspark was an unrealized gain of $0.9 million.
On July 26, 2016, the Company purchased through its wholly-owned subsidiary, Acorn Limited (“Acorn”), a 20.0% share of Bene Assicurazioni (“Bene”), an Italian-based motor insurer for a total consideration of $3.3 million. The investment is accounted for under the equity method and adjustments to the carrying value of this investment are made based on the Company’s share of capital, including share of income and expenses. The Company made additional investments of $1.2 million and $1.1 million, in the twelve months ended December 31, 2018 and December 31, 2019, respectively.
On January 1, 2017, the Company purchased through its wholly-owned subsidiary, Aspen U.S. Holdings, Inc. (“Aspen U.S. Holdings”), a 49% share of Digital Risk Resources, LLC (“Digital Re”), a U.S.-based enterprise engaged in the business of developing, marketing and servicing turnkey information security and privacy liability insurance products for a total consideration of $2.3 million. The investment is accounted for under the equity method and adjustments to the carrying value of this investment are made based on the Company’s share of capital, including share of income and expenses.
On December 18, 2017, the Company acquired through its wholly-owned subsidiary, Aspen U.S. Holdings, a 23.2% share of Crop Re Services LLC (“Crop Re”), a newly formed U.S.-based subsidiary of CGB Diversified Services, Inc (“CGB DS”) in exchange for the sale of AG Logic Holdings, LLC (“AgriLogic”), the Company’s U.S. crop insurance business. Total consideration for the sale of AgriLogic consisted of the 23.2% share of Crop Re valued at $62.5 million and cash in the amount of $5.9 million. Crop Re is responsible for directing the placement of reinsurance on behalf of CGB DS and CGB Insurance Company (“CGBIC”), an Indiana insurance company affiliate of CGB DS and an RMA licensed crop insurer. The remaining 76.8% of Crop Re is owned by CGB DS. AAIC, or an affiliate of AAIC, provides quota share reinsurance to CGBIC for both federal and state regulated crop insurance as part of the Company’s ownership in Crop Re. The investment in Crop Re represents the Company’s share of the net assets of Crop Re plus a basis difference which represents the difference between the cost of the investment and the amount of underlying equity in net assets. The Company has determined that this basis difference of $62.5 million represents the value attributable to the ability of Crop Re to direct the placement of reinsurance business under the reinsurance commitment contained within the operating agreement between Crop Re and the Company. The investment in Crop Re is accounted for under the equity method and adjustments to the carrying value of this investment are made based on the Company’s share of capital, including share of income and expenses.
On September 18, 2018, Aspen U.S. Holdings sold a 60% interest in AgriLogic Consulting, LLC, its agricultural consulting business, to CGB DS and an individual investor. The Company’s residual 40% interest in AgriLogic Consulting, LLC is valued at $Nil.
The table below shows the Company’s investments in MVI, Bene, Digital Re and Crop Re for the twelve months ended December 31, 2019 and 2018:

	MVI	Bene	Digital Re	Crop Re	Total
	($ in millions)
Opening undistributed value of investment as at January 1, 2019	$0.5	$3.2	$0.9	$62.5	$67.1
Investment in the period	—	1.1	—	—	1.1
Unrealized (loss)/gain for the twelve months to December 31, 2019	(0.1)	—	(0.2)	—	(0.3)
Closing value of investment as at December 31, 2019	$0.4	$4.3	$0.7	$62.5	$67.9

Opening undistributed value of investment as at January 1, 2018	$0.5	$2.9	$0.5	$62.5	$66.4
Investment in the period	0.2	1.2	—	—	1.4
Unrealized (loss)/gain for the twelve months to December 31, 2018	(0.2)	(0.9)	0.4	—	(0.7)
Closing value of investment as at December 31, 2018	$0.5	$3.2	$0.9	$62.5	$67.1

Other Investments. On December 20, 2017, the Company committed $100.0 million as a limited partner to a real estate fund. The investment objective of the fund is to achieve attractive risk-adjusted returns through the acquisition of income producing, high quality assets in gateway cities located in the U.S. and Canada in the office, retail, industrial and multifamily sectors of the real estate market. On May 1, 2018, the Company received a demand for an initial capital call of $86.2 million and paid the capital call on May 10, 2018. On September 19, 2018, the Company received a demand for the final capital call of $13.8 million and paid the capital on September 28, 2018.
On December 23, 2019, the Company committed $5.0 million as an equity investment in the holding company of a multi-line reinsurer. The strategy for the multi-line reinsurer is to combine a diversified reinsurance business, focused primarily on long-tailed lines of property and casualty business and, potentially to a lesser extent, life business, with a diversified investment strategy. On December 27, 2019, the Company received a demand for an initial capital call of $0.2 million and paid the capital on January 15, 2020.
For further information on the real estate fund and the multi-line reinsurer, refer to Note 20(a) in these consolidated financial statements, “Commitments and Contingencies.”
Fixed Income Securities. The scheduled maturity distribution of the Company’s available for sale fixed income securities as at December 31, 2019 and December 31, 2018 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	As at December 31, 2019
	Amortized Cost or Cost	Fair Market Value	Average S&P Ratings by Maturity
	($ in millions)
Due one year or less	$572.7	$574.6	AA
Due after one year through five years	2,230.3	2,269.3	AA-
Due after five years through ten years	864.1	896.3	AA-
Due after ten years	119.0	138.3	AA-
Total — Government and corporate	3,786.1	3,878.5
Non-agency commercial mortgage-backed	6.7	6.5	AA+
Agency mortgage-backed	1,052.2	1,073.0	AA+
Asset-backed	0.2	0.2	AAA
Total fixed income securities — Available for sale	$4,845.2	$4,958.2

	At December 31, 2018
	Amortized Cost or Cost	Fair Market Value	Average S&P Ratings by Maturity
	($ in millions)
Due one year or less	$464.3	$463.5	AA-
Due after one year through five years	2,605.7	2,582.0	AA-
Due after five years through ten years	1,047.9	1,028.3	AA-
Due after ten years	121.9	127.0	AA-
Total — Government and corporate	4,239.8	4,200.8
Agency mortgage-backed	1,025.1	1,012.6	AA+
Asset-backed	17.4	17.3	AAA
Total fixed income securities — Available for sale	$5,282.3	$5,230.7

Guaranteed Investments. As at December 31, 2019 and December 31, 2018, the Company held no investments which are guaranteed by mono-line insurers, excluding those with explicit government guarantees. The Company’s exposure to other third-party guaranteed debt is primarily to investments backed by non-U.S. government guaranteed issuers.
Gross Unrealized Losses. The following tables summarize, by type of security, the aggregate fair value and gross unrealized loss by length of time the security has been in an unrealized loss position for the Company’s available for sale portfolio as at December 31, 2019 and December 31, 2018:

	December 31, 2019
	0-12 months		Over 12 months		Total
	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Number of Securities
	($ in millions)
U.S. government	$142.0	$(1.0)	$138.2	$(0.4)	$280.2	$(1.4)	49
U.S. agency	3.0	—	6.0	—	9.0	—	2
Municipal	3.7	—	—	—	3.7	—	2
Corporate	167.7	(0.6)	37.1	—	204.8	(0.6)	91
Non-U.S. government-backed corporate	31.8	(0.1)	—	—	31.8	(0.1)	9
Non-U.S. government	48.6	(0.4)	0.6	—	49.2	(0.4)	20
Asset-backed	—	—	0.2	—	0.2	—	1
Non-agency commercial mortgage-backed	6.5	(0.2)	—	—	6.5	(0.2)	1
Agency mortgage-backed	149.7	(0.3)	68.4	(0.8)	218.1	(1.1)	80
Total fixed income securities — Available for sale	553.0	(2.6)	250.5	(1.2)	803.5	(3.8)	255
Total short-term investments — Available for sale	29.5	—	—	—	29.5	—	5
Total	$582.5	$(2.6)	$250.5	$(1.2)	$833.0	$(3.8)	260

	December 31, 2018
	0-12 months		Over 12 months		Total
	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Number of Securities
	($ in millions)
U.S. government	$180.2	$(0.7)	$740.6	$(15.4)	$920.8	$(16.1)	103
U.S. agency	13.5	(0.2)	18.4	(0.2)	31.9	(0.4)	12
Municipal	3.1	(0.1)	25.0	(0.7)	28.1	(0.8)	9
Corporate	999.1	(15.2)	762.2	(25.3)	1,761.3	(40.5)	667
Non-U.S. government-backed corporate	14.5	—	25.8	(0.2)	40.3	(0.2)	12
Non-U.S. government	64.0	(0.3)	91.0	(0.5)	155.0	(0.8)	57
Asset-backed	6.3	—	10.8	(0.1)	17.1	(0.1)	8
Agency mortgage-backed	245.7	(2.6)	447.3	(16.4)	693.0	(19.0)	253
Total fixed income securities — Available for sale	1,526.4	(19.1)	2,121.1	(58.8)	3,647.5	(77.9)	1,121
Total short-term investments — Available for sale	34.5	—	—	—	34.5	—	12
Total	$1,560.9	$(19.1)	$2,121.1	$(58.8)	$3,682.0	$(77.9)	1,133

Other-than-temporary Impairments. A security is potentially impaired when its fair value is below its cost or amortized cost. The Company reviews its available for sale fixed income and equity portfolios on an individual security basis for potential OTTI each quarter based on criteria including issuer-specific circumstances, credit ratings actions and general macro-economic conditions. The total OTTI charge for the twelve months ended December 31, 2019 was $Nil (2018 — $Nil). For a more detailed description of accounting policies for OTTI, refer to Note 2(c), “Basis of Preparation and Significant Accounting Policies — Accounting for Investments, Cash and Cash Equivalents” of these consolidated financial statements.